EXPLORATION AND EVALUATION ASSETS ("E&E") - Narrative (Details) - CAD CAD in Millions			3 Months Ended		12 Months Ended
	Nov. 03, 2017	Apr. 11, 2017	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	[1]	Dec. 31, 2016	Jul. 11, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on property dispositions					CAD 910.2		CAD 60.2
Exploration and Evaluation Assets
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on property dispositions		CAD 92.0
Pre-tax loss on disposition				CAD 9.0
Terminated agreement								CAD 180.0
Judy Creek assets
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on property dispositions	CAD 150.0		CAD 485.0

[1]	See Notes 2 and 14.